Adv Inv | Spartan Real Estate Index Fund
Supplement to the
Spartan® Real Estate
Index Fund
Investor Class and
Fidelity Advantage®
Class
September 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.14%	0.14%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.20%	0.06%
Total annual operating expenses A	0.34%	0.20%
Fee waiver and/or expense reimbursement B	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%, respectively. These arrangements will remain in effect through September 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 91	$ 46
5 years	$ 173	$ 95
10 years	$ 413	$ 237